FEDERAL INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		63 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014
Federal Income Taxes Details
Tax benefit at stautory rales of 34%					$ 678,476	$ 11,142
Non-Deductible expenses					(154,318)
Change in valuation allowance					$ (524,158)	$ (11,142)
Net income tax benefit